RiverSource®
Structured Solutions 2SM annuity
SINGLE PURCHASE PAYMENT DEFERRED INDEX-LINKED ANNUITY CONTRACT AND INTERESTS THEREIN
Issued by:	RiverSource Life Insurance Company (RiverSource Life)
70100 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-862-7919 (Service Center)
Updating Summary Prospectus
May 1, 2026
The Prospectus for the RiverSource Structured Solutions 2 annuity (the Contract), a group deferred combination fixed/variable annuity contract issued by RiverSource Life Insurance Company (“RVS Life”, “we”, “us” and “our”), is available and contains more information about the Contract including its features, benefits and risks. You can find the current prospectus and other information about the Contract online at riversource.com/annuities. You can also obtain this information at no cost by calling 1-800-862-7919 or by sending an email request to riversource.annuityservice@ampf.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

RiverSource Structured Solutions 2 annuity — Summary Prospectus 1

2 RiverSource Structured Solutions 2 annuity — Summary Prospectus

Key Terms
These terms can help you understand details about your Contract.
Annual Fee (Reduction Rate). A percentage that applies to certain Indexed Accounts (as defined in Your Contract) which is used to determine the Total Reduction Rate.
Annualized Income Rate. A declared annualized percentage that is used to determine the Monthly Income for the Income Choice crediting method and limits positive Index returns.
Annuitant. The person or persons on whose life periodic Annuity Payments depend.
Annuity Payments. Periodic payments We make to You, or other named recipient(s), beginning on the Annuitization Start Date.
Buffer. A protection option for certain Crediting Methods. The Buffer percentage is the maximum percentage decrease in the Index rate of return before the Segment will incur a loss. If the Index rate of return is more negative than the Buffer percentage, the negative Index rate of return will be reduced by the Buffer percentage. If the Index rate of return is negative and between zero and the Buffer percentage (inclusive of the Buffer percentage), the Segment will not have a loss due to negative Index performance. The Buffer percentage for each applicable Indexed Account will not change for the duration of the Contract.
Cap. For certain Crediting Methods, a declared maximum rate of return for a Segment when the Index rate of return is positive.
Contingent Return. A declared rate of return for certain Crediting Methods that limits positive Index returns. You will earn a predetermined rate of return if the Index rate of return is positive or is a loss that does not exceed the Buffer or Trigger percentage.
Contract Anniversary. The same Day and month as the Contract Date each year that the Contract remains in force.
Contract Value. The sum of the values in the Interim Account and the Indexed Account(s).
Crediting Method. A method used to determine the Segment rate of return.
Index. A published index used to determine the Segment rate of return or the reference rate for the Market Value Adjustment. For purposes of this Contract, an Exchange Traded Fund (ETF) is considered an index.
Indexed Account. An option available to which You allocate the purchase payment and Contract Value. Each Indexed Account includes an Index(es), Crediting Method, duration, and protection option with a protection percentage. The Crediting Method, duration and applicable protection option and percentage for each Indexed Account will not change for the duration of the Contract.
Interim Account. An option available to which You may allocate Contract Value after the MVA Period or after a spousal continuation, subject to the limits in the Transfer of Contract Value provision. Also, used to hold amounts for the optional automated transfer program and transfers of the Monthly Income amount if elected by You. Amounts applied to the Interim Account earn a declared rate of interest.
Investment Base. The Investment Base is used to calculate the Segment Value. Each Segment has its own Investment Base. When a Segment starts, the Investment Base is set equal to the portion of the purchase payment or Contract Value that is allocated to an Indexed Account. The Investment Base is adjusted proportionally for partial surrenders and any rider charges based on the percentage of Segment Value that is surrendered/deducted (i.e. the Investment Base is reduced by more or less than the dollar amount surrendered/deducted depending on whether the Segment Value is less than or greater than the Investment Base, which is generally dependent upon the performance of the Index in addition to other factors. See “Valuing Your Investment – Indexed Account(s) Value” for more information). The Investment Base is separate from Your Contract Value and Segment Value and cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.
Monthly Income. The amount payable each month for a Segment with an Income Choice Crediting Method.
Segment. A Segment is created each time an amount is allocated to an Indexed Account. A Segment can only start on the Contract Date or on a Contract Anniversary.
Segment Lock Date. The Business Day the Segment is locked by either the elective or automatic lock feature.
Segment Maturity Date. The date a Segment ends. This is the Contract Anniversary date either (1) after the specified number of years following the Segment start date or (2) as changed by either an elective or automatic lock.
Segment Value. The amount of Your Contract Value that is allocated to a Segment. The value fluctuates daily.
Segment Value Calculation. The calculation used to determine the daily Segment Value on any day other than on the Segment start date and the Segment Maturity Date. The result of this calculation determines the amount available for full and partial surrenders (including RMDs and the Total Surrender Charge Free Amount), death benefits, and amounts applied to an annuity payment plan, as well as for the elective and automatic lock features.
Surrender Charge. A charge We may deduct, based on the Surrender Charge schedule You selected at the time of application, if You surrender all or part of Your Contract Value before the end of the Surrender Charge period. A Surrender Charge does not apply to the Total Surrender Charge Free Amount.

RiverSource Structured Solutions 2 annuity — Summary Prospectus 3

Total Reduction Rate. A percentage (based on the Annual Fee (Reduction Rate) and the duration of the Indexed Account) that applies to certain Indexed Accounts. It reduces the Segment rate of return (e.g., lowers a positive Segment rate of return and increases a negative Segment rate of return) on the Segment Maturity Date. Prior to the Segment Maturity Date, a portion of the Total Reduction Rate is reflected in the Segment Value based on the portion of the Segment that has elapsed. In Your Contract, this is defined as “total fee”.
Total Surrender Charge Free Amount. The total amount You may surrender in any contract year during the Surrender Charge period without incurring a Surrender Charge. The Total Surrender Charge Free Amount is subject to the Segment Value Calculation if surrendered before the Segment Maturity Date. A Market Value Adjustment will apply to the Total Surrender Charge Free Amount during the Surrender Charge period.
Trigger. A protection option for Contingent Return, only available for Contacts with applications signed prior to May 4, 2026. The Trigger percentage is the maximum percentage decrease in the Index rate of return before the Segment will incur a loss. If the Index rate of return is more negative than the Trigger percentage, this option provides no protection, and the Segment will incur the full negative Index rate of return (unlike the Buffer protection that would reduce the loss). If the Index rate of return is negative and between zero and the Trigger percentage (inclusive of the Trigger percentage), the Segment will not have a loss due to negative Index performance. The Trigger percentage for each applicable Indexed Account will not change for the duration of Your Contract.
Upside Participation Rate. A declared percentage that may adjust the rate of return for certain Crediting Methods.

4 RiverSource Structured Solutions 2 annuity — Summary Prospectus

Updated Information You Should Consider About the Contract
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the Prospectus dated May 1, 2025. This may not reflect all of the changes that have occurred since you entered into your Contract.
CONTRACT FEATURES
•
Effective May 27, 2025, the “Appendix B: State Variations” is amended to include Missouri variations.
•
Effective January 1, 2026, the “Appendix A: Investment Options Available Under the Contract” is amended to disclose the minimum guaranteed interest rate with respect to the Interim Account for contracts issued on or after January 1, 2026.
•
Effective January 12, 2026, the “Appendix B: State Variations” is amended to include Oregon variations.

Important Information You Should Consider About the Contract
	FEES, EXPENSES, AND ADJUSTMENTS	Location in Statutory Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes.
If you take a surrender during the first 3 or 6 Contract Years (depending on which Surrender Charge schedule you select), you may be assessed a
Surrender Charge of up to 9% of the amount of the purchase payment surrendered. For example, if you make an early withdrawal, you could pay a
Surrender Charge of up to $9,000 on a $100,000 investment. The amount available for surrender will be lower if there is a decrease in Contract Value due to the Segment Value Calculation or a negative MVA is applied. Taxes and/or tax penalties may also apply.
If all or a portion of Contract Value is removed from a Segment prior to the
Segment Maturity Date, the Segment Value Calculation is used to determine the amount available. In extreme circumstances, depending on the Indexed Account(s) you select, You could lose up to 100% of the amount invested in a Segment due to the Segment Value Calculation. For
example, if you allocate $100,000 to a 3-year Segment and take a surrender before the 3 years have ended, you could lose up to $100,000.
Full and partial surrenders (including RMDs and the Total Surrender Charge
Free Amount, but excluding Income Choice monthly income), death benefits, and annuitization from the Segments before the Segment Maturity
Date, as well as the elective and automatic lock features, will be based on the Segment Value Calculation.
If all or a portion of Contract Value is removed from a Segment before the end of the MVA Period, We will apply an MVA, which may be negative. In extreme circumstances, a negative MVA could significantly reduce the amount You receive. You could lose up to 100% of the amount invested in the Contract due to a negative MVA. For example, if you elect a 3-year
Surrender Charge Period (which has a 3-year MVA Period), invest
$100,000, and then take a full surrender before the end of the MVA
Period, you could lose up to $100,000.
An MVA will apply to full and partial surrenders (including RMDs, and the
Total Surrender Charge Free Amount, but excluding Income Choice monthly income and Contingent Return earnings when using the optional automated transfer program), annuitization, and death benefit payments from the
Segments during the MVA Period. An MVA may increase the death benefit but will not decrease it.
Losses due to the Segment Value Calculation or a negative MVA will be greater if you also have to pay Surrender Charges. Taxes and/or tax penalties may also apply.
Additional Information About Fees Contract Fees, Charges and Value Adjustments Valuing Your Investment
Are There Transaction Charges?	No.

6 RiverSource Structured Solutions 2 annuity — Summary Prospectus

	FEES, EXPENSES, AND ADJUSTMENTS			Location in Statutory Prospectus
Are There Ongoing Fees and Expenses?
Yes.
The table below describes the current fees and expenses that You may pay each year, depending on the optional benefits You choose. Please refer to
Your Contract specifications page for information about the specific fees
You will pay each year based on the options You have elected.
There is an implicit ongoing fee on the Segments to the extent that Your participation in Index gains is limited by Us through the use of a Cap,
Contingent Return, Annualized Income Rate, and/or Total Reduction
Rate. This means that Your returns may be lower than the Index’s returns. However, in return for accepting this limit on Index gains, You may receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.
Additional Information About Fees Contract Fees, Charges and Value Adjustments Segment Duration and Crediting Methods– Crediting Methods
	Annual Fee	Minimum	Maximum
	Base Contract	0.00%	0.00%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.30% (1)	0.60% (2)
(1) As a percentage of the greater of the Maximum Anniversary Value (“MAV”) or the Contract
Value on each Contract Anniversary prior to Your 91st birthday. On or after Your 91st birthday, the charge is a percentage of the MAV.
(2) As a percentage of the Return of Purchase Payment (“ROPP”) Value on each Contract
Anniversary.
Because Your Contract is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning the Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add Surrender Charges and negative market value adjustments that substantially increase costs.

	Lowest Annual Cost: $0	Highest Annual Cost: $600
Assumes: •Investment of $100,000 •5% annual appreciation (index rate of return) •Least expensive combination of Indexed Accounts •No optional benefits •No sales charge •No additional withdrawals
Assumes:
•Investment of $100,000
•5% annual appreciation (index
rate of return)
•Most expensive combination of
optional benefits and Indexed
Accounts
•Fee for optional death benefit is
not based on the Segment Value
Calculation
•No sales charge
•No additional withdrawals

RiverSource Structured Solutions 2 annuity — Summary Prospectus 7

	RISKS	Location in Statutory Prospectus
Is There a Risk of Loss from Poor Performance?
Yes.
You can lose money by investing in the Contract. After taking into account the current limits on loss under the Contract, if You invest in an Indexed
Account with an Annual Fee (Reduction Rate) or an Annual Lock Indexed
Account and hold the Segment until the Segment Maturity Date, the maximum amount of loss You could experience due to negative Index performance is up to 100% of your investment, including any prior earnings. If You invest in any other Indexed Account with a Buffer, the maximum amount of loss You could experience ranges from 0% to 90% of your investment, including any prior earnings, depending on the Indexed
Account(s) You select. If you invest in an Indexed Account with a Trigger and hold the Segment until the maturity date, the maximum amount of loss
You could experience due to negative Index performance is 100% of your investment, including any prior earnings.
We guarantee that the S&P 500 1-year with -10% Buffer Indexed Account will always be available with a Guaranteed Minimum Cap of 2%.  In such case, if You invest in this Indexed Account with a -10% Buffer and hold the
Segment until the maturity date, You could lose up to 90% of Your investment, including any prior earnings, due to negative Index performance. There is no guarantee the contract will offer any indexed accounts that limit Index loss other than the S&P 500 1 year with -10%
Buffer Indexed Account. Without downside protection there is risk of loss of the entire amount invested.
Principal Risks of Investing in the Contract Segment Duration and Crediting Methods – Crediting Methods

8 RiverSource Structured Solutions 2 annuity — Summary Prospectus

	RISKS	Location in Statutory Prospectus
Is this a Short-Term Investment?
No.
•The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•The Contract’s tax deferral and long-term income features are generally more beneficial to investors who intend to hold the Contract for a long period of time and then use the Contract Value to supplement retirement income or for other long-term investment purposes.
•Surrenders from the Contract may result in Surrender Charges, taxes and/or tax penalties. The Segment Value Calculation may decrease the amount available for surrender from a Segment before the Segment
Maturity Date.
•Amounts removed from a Segment before the end of the MVA Period may also result in a negative MVA.
•Partial surrenders from the Segments (excluding Income Choice monthly income) will reduce the Investment Base for the Segment based on the percentage of Segment Value that is withdrawn. The reduction to the
Investment Base may be greater than the amount withdrawn.
•Reductions to the Investment Base will reduce your Segment Value for the remainder of the Segment, including the amount available on the
Segment Maturity Date, which may result in loss of positive index performance.
•Partial surrenders (including RMDs, the Total Surrender Charge Free
Amount, Income Choice monthly income and Contingent Return earnings when using the optional automated transfer program) will proportionally reduce any guaranteed death benefit based on the percentage of
Contract Value that is withdrawn. The reduction to the death benefit may be greater than the value withdrawn.
•At the end of each Segment, on the Contract Anniversary that coincides with the Segment Maturity Date, all or a portion of your Contract Value will be reallocated according to Your instructions. If no transfer instructions are received and You have not elected automatic rebalancing, any Contract Value in the Interim Account will remain in the
Interim Account for another Contract Year, subject to the new declared rate of interest. Any Contract Value in a maturing Segment (excluding amounts transferred under the optional automated transfer program) will renew into a new Segment for the same Indexed Account. If the Indexed
Account is no longer available, the Contract Value in the maturing
Segment will be automatically transferred to the Interim Account for the next Contract Year.
Principal Risks of Investing in the Contract Transfers Surrenders

RiverSource Structured Solutions 2 annuity — Summary Prospectus 9

	RISKS	Location in Statutory Prospectus
What Are the Risks Associated with the Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., the Indexes). Each investment option (including the Interim Account) will have its own unique risks. You should review the available investment options before making an investment decision.
The Cap, Contingent Return, Annualized Income Rate, and/or Total
Reduction Rates, as applicable, may limit positive Index returns (e.g., limited upside). This may result in You earning less than the Index rate of return. For example:
•Cap. If the Index rate of return is 15% and the Cap is 10%, the Segment rate of return will be 10% (the Index rate of return up to the Cap) on the
Segment Maturity Date.
•Contingent Return. If the Index rate of return is 15% and the Contingent
Return is 8%, the Segment rate of return will be 8% (the Contingent
Return) on the Segment Maturity Date.
•Annualized Income Rate. If the Index rate of return is 15%, the
Annualized Income Rate is 6%, and the Investment Base is $25,000, the
Monthly Income will be $125.00 (0.06 x 25,000 / 12) during the
Segment, and the Segment rate of return will be 0% on the Segment
Maturity Date.
•Total Reduction Rate. If the Index rate of return is 15%, the Cap is 12%, and the Total Reduction Rate is 2%, the Segment rate of return will be
10% (the Index rate of return up to the Cap, minus the Total Reduction
Rate) on the Segment Maturity Date.
The Buffer or Trigger percentage, as applicable, may limit negative Index returns (e.g., limited protection in the case of market decline). For example:
•Buffer. The Buffer percentage is the maximum decrease in the Index
Value before the Segment rate of return will reflect a loss. You are responsible for all losses in excess of the Buffer. If the Index rate of return is -15% and the Buffer percentage is -10%, the Segment rate of return will be -5% (the amount of the negative Index rate of return that exceeds the Buffer percentage) on the Segment Maturity Date. For
Indexed Accounts with an Annual Fee (Reduction Rate), the Total
Reduction Rate will reduce the rate of return after the Buffer is applied.
For example, if the Index rate of return for a 3-year Segment is -15%, the
Buffer is -10%, and the Total Reduction Rate is 3%, the Segment rate of return will be -8%.
•Trigger. The Trigger percentage is the maximum percentage decrease in the Index rate of return before the Segment will incur a loss. You are responsible for the full loss if the Index rate of return is negative and the loss exceeds the Trigger. If the Index rate of return is -35% and the
Trigger percentage is -30%, the Segment rate of return will be -35% (the full negative Index rate of return) on the Segment Maturity Date.
Each Index is a “price return index,” not a “total return” Index, and therefore does not reflect dividends paid on the securities composing the
Index. Additionally, the iShares U.S. Real Estate ETF deducts underlying fund fees or expenses when calculating performance. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
Principal Risks of Investing in the Contract Investment Options Segment Duration and Crediting Methods – Crediting Methods

10 RiverSource Structured Solutions 2 annuity — Summary Prospectus

	RISKS	Location in Statutory Prospectus
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to RiverSource
Life Insurance Company. Any obligations (including under the Interim
Account and the Indexed Accounts), guarantees, or benefits are subject to
Our claims-paying ability. Information about RiverSource Life Insurance
Company, including our financial strength ratings, is available upon request by contacting 1-800-862-7919.
Principal Risks of Investing in the Contract Other Information
RESTRICTIONS
Are There Restrictions on the Investment Options?
Yes.
•Transfers
– Transfers to and from the Indexed Accounts may only be requested each Contract Year during the 30 day transfer window that ends on the
Contract Anniversary coinciding with the Segment Maturity Date. The transfer will be made on the Contract Anniversary.
– Elective transfers to the Interim Account may not be made during the
MVA Period. After the MVA Period or after a spousal continuation, transfers to the Interim Account may only be made once each Contract
Year during the 30-day transfer window that ends on the Contract
Anniversary.
•If You elect Automatic Rebalancing, You may not be invested in multi-year
Indexed Accounts.
•If You elect the 3-year Surrender Charge schedule, You may not invest in
6-year Indexed Accounts during the entire time that You own the
Contract.
•We may add new Indexed Accounts or discontinue an Indexed Account.
•We may substitute an Index during a Segment or on the Segment
Maturity Date.
•We may stop offering certain Crediting Methods.
•We can change the interest rate for the Interim Account, and the Cap,
Contingent Return, Upside Participation Rate, Annualized Income Rate,
and Total Reduction Rates from one Segment to the next, subject to the applicable guaranteed minimum rates (or guaranteed maximum rates for the Total Reduction Rate).
•This is a single premium product, which means that additional purchase payments will not be accepted.
Purchase – Purchasing the Contract Indexed Accounts Segment Duration and Crediting Methods – Crediting Methods Transfers
Are There Any Restrictions on Contract Benefits?
Yes.
•Optional death benefit riders may only be elected at Contract purchase.
•Optional death benefit riders may only be voluntarily terminated by You if
We increase the annual rider fee. Once terminated, the optional death benefit rider may not be reinstated.
•Except as provided otherwise under the Contract, Contract benefits may not be modified or terminated by Us.
•All partial surrenders will proportionally reduce any guaranteed death benefit based on the percentage of Contract Value that is withdrawn. The reduction to the death benefit may be greater than the amount withdrawn.
•If a Segment Value lock is exercised on a multi-year Segment, the
Segment Maturity Date will be changed to the next Contract Anniversary if the original Segment Maturity Date was a later Contract Anniversary date.
•Automatic Locks are not available for Annual Lock and Income Choice
Indexed Accounts.
Valuing Your Investment – Segment Value Calculation for Indexed Account(s) – Segment Value Lock Surrenders Death Benefits

RiverSource Structured Solutions 2 annuity — Summary Prospectus 11

	TAXES	Location in Statutory Prospectus
What Are the Contract’s Tax Implications?
You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract. There is no additional tax benefit if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”).
Surrenders will be subject to ordinary income tax, and may be subject to tax penalties.
Taxes
CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this
Contract to You, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This financial incentive may influence Your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
Other Information
Should I Exchange My Contract?
If You already own an annuity or insurance Contract, some investment professionals may have a financial incentive to offer You a new Contract in place of the one You already own. You should only exchange a Contract You already own if You determine, after comparing the features, fees, and risks of both Contracts, and any fees or penalties to terminate the existing contract, that it is better for You to purchase the new Contract rather than continue to own Your existing Contract.
Taxes – Non-Qualified Annuities – 1035 Exchanges

12 RiverSource Structured Solutions 2 annuity — Summary Prospectus

Appendix A: Investment Options Available Under the Contract
The following is a list of Indexed Accounts currently available under the Contract. We may change the features of the Indexed Accounts listed below (including the Index and the current limits on Index gains and losses), offer new Indexed Accounts, and terminate existing Indexed Accounts. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at riversource.com/structuredannuityrates.
Note: If amounts are removed from a Segment before the Segment Maturity Date, the amount is determined based on the Segment Value Calculation. Additionally, if amounts are removed from a Segment before the end of the MVA Period, We may apply an MVA. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the Segment until the maturity date or until the end of the MVA Period. See “Contract Fees, Charges, and Value Adjustments” and “Crediting Methods” for more information.
For Contracts with applications signed on or after May 4, 2026
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard Indexed Accounts
iShares U.S. Real Estate ETF 1-year with -10% Buffer	iShares U.S. Real Estate ETF	ETF	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 1-year with -10% Buffer	MSCI EAFE	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 3-year with -10% Buffer	MSCI EAFE	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 3-year with -15% Buffer	MSCI EAFE	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 3-year with -20% Buffer	MSCI EAFE	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 6-year with -10% Buffer	MSCI EAFE	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 6-year with -15% Buffer	MSCI EAFE	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 6-year with -25% Buffer	MSCI EAFE	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate

For Contracts with applications signed on or after May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard Indexed Accounts-continued
MSCI Emerging Markets 1-year with -10% Buffer	MSCI Emerging Markets	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 1-year with -10% Buffer	Nasdaq 100	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 3-year with -10% Buffer	Nasdaq 100	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 3-year with -15% Buffer	Nasdaq 100	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 3-year with -20% Buffer	Nasdaq 100	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 6-year with -10% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 6-year with -15% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 6-year with -25% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 1-year with -10% Buffer	Russell 2000	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 3-year with -10% Buffer	Russell 2000	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate

For Contracts with applications signed on or after May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard Indexed Accounts-continued
Russell 2000 3-year with -15% Buffer	Russell 2000	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 3-year with -20% Buffer	Russell 2000	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 6-year with -10% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 6-year with -15% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 6-year with -25% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year with -10% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year with -15% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year with -20% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year with -25% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-25%	Buffer	2%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year with -100% Buffer†	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-100%	Buffer	2%	Minimum Cap	0%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate

For Contracts with applications signed on or after May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard Indexed Accounts-continued
S&P 500 3-year with -10% Buffer	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 3-year with -15% Buffer	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 3-year with -20% Buffer	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 3-year with -100% Buffer†	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-100%	Buffer	3%	Minimum Cap	0%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 6-year with -10% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 6-year with -15% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 6-year with -25% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 6-year with -100% Buffer†	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-100%	Buffer	4%	Minimum Cap	0%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 1-year with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 1-year with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate

For Contracts with applications signed on or after May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard Indexed Accounts-continued
S&P 500/Russell 2000 (Lesser of) 1-year with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 1-year with -25% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Point-to-Point with a Buffer	-25%	Buffer	2%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 1-year with -100% Buffer†	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Point-to-Point with a Buffer	-100%	Buffer	2%	Minimum Cap	0%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 3-year with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 3-year with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 3-year with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 3-year with -100% Buffer†	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Point-to-Point with a Buffer	-100%	Buffer	3%	Minimum Cap	0%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 6-year with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 6-year with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 6-year with -25% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate

For Contracts with applications signed on or after May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard Indexed Accounts-continued
S&P 500/Russell 2000 (Lesser of) 6-year with -100% Buffer†	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Point-to-Point with a Buffer	-100%	Buffer	4%	Minimum Cap	0%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Standard with Annual Fee (Reduction Rate) Indexed Accounts
Nasdaq 100 1-year with Annual Fee and -10% Buffer	Nasdaq 100	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	95%
							100%	Minimum Upside Participation
							5%	Maximum Total Reduction Rate
Nasdaq 100 3-year with Annual Fee and -10% Buffer	Nasdaq 100	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
Nasdaq 100 3-year with Annual Fee and -15% Buffer	Nasdaq 100	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
Nasdaq 100 3-year with Annual Fee and -20% Buffer	Nasdaq 100	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	95%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
Nasdaq 100 6-year with Annual Fee and -10% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Nasdaq 100 6-year with Annual Fee and -15% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Nasdaq 100 6-year with Annual Fee and -25% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Russell 2000 1-year with Annual Fee and -10% Buffer	Russell 2000	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	95%
							100%	Minimum Upside Participation
							5%	Maximum Total Reduction Rate
Russell 2000 3-year with Annual Fee and -10% Buffer	Russell 2000	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate

For Contracts with applications signed on or after May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard with Annual Fee (Reduction Rate) Indexed Accounts-continued
Russell 2000 3-year with Annual Fee and -15% Buffer	Russell 2000	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
Russell 2000 3-year with Annual Fee and -20% Buffer	Russell 2000	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	95%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
Russell 2000 6-year with Annual Fee and -10% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Russell 2000 6-year with Annual Fee and -15% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Russell 2000 6-year with Annual Fee and -25% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
S&P 500 1-year with Annual Fee and -10% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	95%
							100%	Minimum Upside Participation
							5%	Maximum Total Reduction Rate
S&P 500 1-year with Annual Fee and -15% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							5%	Maximum Total Reduction Rate
S&P 500 1-year with Annual Fee and -20% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Cap	85%
							100%	Minimum Upside Participation
							5%	Maximum Total Reduction Rate
S&P 500 1-year with Annual Fee and -25% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-25%	Buffer	2%	Minimum Cap	80%
							100%	Minimum Upside Participation
							5%	Maximum Total Reduction Rate
S&P 500 3-year with Annual Fee and -10% Buffer	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate

For Contracts with applications signed on or after May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard with Annual Fee (Reduction Rate) Indexed Accounts-continued
S&P 500 3-year with Annual Fee and -15% Buffer	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
S&P 500 3-year with Annual Fee and -20% Buffer	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	95%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
S&P 500 6-year with Annual Fee and -10% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
S&P 500 6-year with Annual Fee and -15% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
S&P 500 6-year with Annual Fee and -25% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Dual Directional Indexed Accounts
S&P 500 1-year Dual Directional with -10% Buffer	S&P 500	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year Dual Directional with -15% Buffer	S&P 500	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year Dual Directional with -20% Buffer	S&P 500	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 3-year Dual Directional with -10% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate

For Contracts with applications signed on or after May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Dual Directional Indexed Accounts-continued
S&P 500 3-year Dual Directional with -15% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 3-year Dual Directional with -20% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 3-year Dual Directional with -25% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-25%	Buffer	6%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 6-year Dual Directional with -10% Buffer	S&P 500	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 6-year Dual Directional with -15% Buffer	S&P 500	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 6-year Dual Directional with -25% Buffer	S&P 500	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 1-year Dual Directional with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 1-year Dual Directional with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 1-year Dual Directional with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate

For Contracts with applications signed on or after May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Dual Directional Indexed Accounts-continued
S&P 500/Russell 2000 (Lesser of) 3-year Dual Directional with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 3-year Dual Directional with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 3-year Dual Directional with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 3-year Dual Directional with -25% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-25%	Buffer	6%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 6-year Dual Directional with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 6-year Dual Directional with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 6-year Dual Directional with -25% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Dual Directional with Annual Fee (Reduction Rate) Indexed Accounts
S&P 500 1-year Dual Directional with Annual Fee and -10% Buffer	S&P 500	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	95%
							100%	Minimum Upside Participation
							5%	Maximum Total Reduction Rate
S&P 500 1-year Dual Directional with Annual Fee and -15% Buffer	S&P 500	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							5%	Maximum Total Reduction Rate

For Contracts with applications signed on or after May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Dual Directional with Annual Fee (Reduction Rate) Indexed Accounts-continued
S&P 500 1-year Dual Directional with Annual Fee and -20% Buffer	S&P 500	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Cap	85%
							100%	Minimum Upside Participation
							5%	Maximum Total Reduction Rate
S&P 500 3-year Dual Directional with Annual Fee and -10% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
S&P 500 3-year Dual Directional with Annual Fee and -15% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
S&P 500 3-year Dual Directional with Annual Fee and -20% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	95%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
S&P 500 3-year Dual Directional with Annual Fee and -25% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-25%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
S&P 500 6-year Dual Directional with Annual Fee and -10% Buffer	S&P 500	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
S&P 500 6-year Dual Directional with Annual Fee and -15% Buffer	S&P 500	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
S&P 500 6-year Dual Directional with Annual Fee and -25% Buffer	S&P 500	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Contingent Return Indexed Accounts
S&P 500 1-year Contingent Return with -10% Buffer	S&P 500	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	1%	Minimum Contingent Return	90%
S&P 500 1-year Contingent Return with -15% Buffer	S&P 500	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	1%	Minimum Contingent Return	85%

For Contracts with applications signed on or after May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Contingent Return Indexed Accounts-continued
S&P 500 1-year Contingent Return with -20% Buffer	S&P 500	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	1%	Minimum Contingent Return	80%
S&P 500 2-year Contingent Return with -10% Buffer	S&P 500	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Contingent Return	90%
S&P 500 2-year Contingent Return with -15% Buffer	S&P 500	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Contingent Return	85%
S&P 500 2-year Contingent Return with -20% Buffer	S&P 500	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Contingent Return	80%
S&P 500 3-year Contingent Return with -10% Buffer	S&P 500	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	3%	Minimum Contingent Return	90%
S&P 500 3-year Contingent Return with -15% Buffer	S&P 500	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	3%	Minimum Contingent Return	85%
S&P 500 3-year Contingent Return with -20% Buffer	S&P 500	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	3%	Minimum Contingent Return	80%
S&P 500 6-year Contingent Return with -10% Buffer	S&P 500	Market Index	6 years	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Contingent Return	90%
S&P 500 6-year Contingent Return with -15% Buffer	S&P 500	Market Index	6 years	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Contingent Return	85%
S&P 500 6-year Contingent Return with -25% Buffer	S&P 500	Market Index	6 years	Contingent Return Point-to-Point with a Buffer	-25%	Buffer	6%	Minimum Contingent Return	75%
S&P 500/Russell 2000 (Lesser of) 1-year Contingent Return with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	1%	Minimum Contingent Return	90%
S&P 500/Russell 2000 (Lesser of) 1-year Contingent Return with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	1%	Minimum Contingent Return	85%
S&P 500/Russell 2000 (Lesser of) 1-year Contingent Return with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	1%	Minimum Contingent Return	80%
S&P 500/Russell 2000 (Lesser of) 2-year Contingent Return with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Contingent Return	90%
S&P 500/Russell 2000 (Lesser of) 2-year Contingent Return with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Contingent Return	85%
S&P 500/Russell 2000 (Lesser of) 2-year Contingent Return with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Contingent Return	80%

For Contracts with applications signed on or after May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Contingent Return Indexed Accounts-continued
S&P 500/Russell 2000 (Lesser of) 3-year Contingent Return with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	3%	Minimum Contingent Return	90%
S&P 500/Russell 2000 (Lesser of) 3-year Contingent Return with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	3%	Minimum Contingent Return	85%
S&P 500/Russell 2000 (Lesser of) 3-year Contingent Return with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	3%	Minimum Contingent Return	80%
S&P 500/Russell 2000 (Lesser of) 6-year Contingent Return with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Contingent Return	90%
S&P 500/Russell 2000 (Lesser of) 6-year Contingent Return with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Contingent Return	85%
S&P 500/Russell 2000 (Lesser of) 6-year Contingent Return with -25% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Contingent Return Point-to-Point with a Buffer	-25%	Buffer	6%	Minimum Contingent Return	75%
Income Choice Indexed Accounts
S&P 500 1-year Income Choice with -10% Buffer§	S&P 500	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-10%	Buffer	1%	Minimum Annualized Income Rate	90%
S&P 500 1-year Income Choice with -20% Buffer§	S&P 500	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-20%	Buffer	1%	Minimum Annualized Income Rate	80%
S&P 500/Russell 2000 (Lesser of) 1-year Income Choice with -10% Buffer§	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-10%	Buffer	1%	Minimum Annualized Income Rate	90%
S&P 500/Russell 2000 (Lesser of) 1-year Income Choice with -20% Buffer§	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-20%	Buffer	1%	Minimum Annualized Income Rate	80%
*
Each of the Indexes is a “price return index,” not a “total return” Index, and therefore does not reflect dividends paid on the securities composing Index. Additionally, the iShares U.S. Real Estate ETF deducts underlying fund fees or expenses when calculating performance. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
†
Not available for Contracts issued in Oregon
§
Not available for Contracts issued in Missouri

For Contracts with applications signed prior to May 4, 2026
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard Indexed Accounts
iShares U.S. Real Estate ETF 1-year with -10% Buffer	iShares U.S. Real Estate ETF	ETF	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 1-year with -10% Buffer	MSCI EAFE	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 3-year with -10% Buffer	MSCI EAFE	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 3-year with -15% Buffer	MSCI EAFE	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 3-year with -20% Buffer	MSCI EAFE	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 6-year with -10% Buffer	MSCI EAFE	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 6-year with -15% Buffer	MSCI EAFE	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 6-year with -25% Buffer	MSCI EAFE	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI Emerging Markets 1-year with -10% Buffer	MSCI Emerging Markets	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 1-year with -10% Buffer	Nasdaq 100	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate

For Contracts with applications signed prior to May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard Indexed Accounts-continued
Nasdaq 100 3-year with -10% Buffer	Nasdaq 100	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 3-year with -15% Buffer	Nasdaq 100	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 3-year with -20% Buffer	Nasdaq 100	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap Rate	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 6-year with -10% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 6-year with -15% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 6-year with -25% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 1-year with -10% Buffer	Russell 2000	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 3-year with -10% Buffer	Russell 2000	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 3-year with -15% Buffer	Russell 2000	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 3-year with -20% Buffer	Russell 2000	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate

For Contracts with applications signed prior to May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard Indexed Accounts-continued
Russell 2000 6-year with -10% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 6-year with -15% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 6-year with -25% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year with -10% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year with -15% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year with -20% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year with -25% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-25%	Buffer	2%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year with -100% Buffer†	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-100%	Buffer	2%	Minimum Cap	0%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 3-year with -10% Buffer	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 3-year with -15% Buffer	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate

For Contracts with applications signed prior to May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard Indexed Accounts-continued
S&P 500 3-year with -20% Buffer	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 6-year with -10% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 6-year with -15% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 6-year with -25% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Dual Directional Indexed Accounts
S&P 500 1-year Dual Directional with -10% Buffer	S&P 500	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
S&P 500 1-year Dual Directional with -15% Buffer	S&P 500	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Cap	85%
							100%	Minimum Upside Participation
S&P 500 1-year Dual Directional with -20% Buffer	S&P 500	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Cap	80%
							100%	Minimum Upside Participation
S&P 500 3-year Dual Directional with -10% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
S&P 500 3-year Dual Directional with -15% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
S&P 500 3-year Dual Directional with -20% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
S&P 500 3-year Dual Directional with -25% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-25%	Buffer	6%	Minimum Cap	75%
							100%	Minimum Upside Participation
S&P 500 6-year Dual Directional with -10% Buffer	S&P 500	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
S&P 500 6-year Dual Directional with -15% Buffer	S&P 500	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
S&P 500 6-year Dual Directional with -25% Buffer	S&P 500	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation

For Contracts with applications signed prior to May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Dual Directional Indexed Accounts-continued
S&P 500/Russell 2000 (Lesser of) 1-year Dual Directional with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
S&P 500/Russell 2000 (Lesser of) 1-year Dual Directional with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Cap	85%
							100%	Minimum Upside Participation
S&P 500/Russell 2000 (Lesser of) 1-year Dual Directional with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Cap	80%
							100%	Minimum Upside Participation
S&P 500/Russell 2000 (Lesser of) 3-year Dual Directional with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
S&P 500/Russell 2000 (Lesser of) 3-year Dual Directional with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
S&P 500/Russell 2000 (Lesser of) 3-year Dual Directional with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
S&P 500/Russell 2000 (Lesser of) 3-year Dual Directional with -25% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-25%	Buffer	6%	Minimum Cap	75%
							100%	Minimum Upside Participation
S&P 500/Russell 2000 (Lesser of) 6-year Dual Directional with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
S&P 500/Russell 2000 (Lesser of) 6-year Dual Directional with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
S&P 500/Russell 2000 (Lesser of) 6-year Dual Directional with -25% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
Annual Lock Indexed Accounts
S&P 500 3-year Annual Lock with -10% Buffer	S&P 500	Market Index	3 years	Annual Lock with a Buffer	-10%	Buffer	2%	Minimum Cap	99.9%
S&P 500 6-year Annual Lock with -10% Buffer	S&P 500	Market Index	6 years	Annual Lock with a Buffer	-10%	Buffer	2%	Minimum Cap	100%
Contingent Return Indexed Accounts
S&P 500 1-year Contingent Return with -10% Buffer	S&P 500	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	1%	Minimum Contingent Return	90%
S&P 500 1-year Contingent Return with -15% Buffer	S&P 500	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	1%	Minimum Contingent Return	85%
S&P 500 1-year Contingent Return with -20% Buffer	S&P 500	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	1%	Minimum Contingent Return	80%
S&P 500 2-year Contingent Return with -10% Buffer	S&P 500	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Contingent Return	90%
S&P 500 2-year Contingent Return with -15% Buffer	S&P 500	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Contingent Return	85%

For Contracts with applications signed prior to May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Contingent Return Indexed Accounts-continued
S&P 500 2-year Contingent Return with -20% Buffer	S&P 500	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Contingent Return	80%
S&P 500 3-year Contingent Return with -10% Buffer	S&P 500	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	3%	Minimum Contingent Return	90%
S&P 500 3-year Contingent Return with -15% Buffer	S&P 500	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	3%	Minimum Contingent Return	85%
S&P 500 3-year Contingent Return with -20% Buffer	S&P 500	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	3%	Minimum Contingent Return	80%
S&P 500/Russell 2000 (Lesser of) 1-year Contingent Return with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	1%	Minimum Contingent Return	90%
S&P 500/Russell 2000 (Lesser of) 1-year Contingent Return with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	1%	Minimum Contingent Return	85%
S&P 500/Russell 2000 (Lesser of) 1-year Contingent Return with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	1%	Minimum Contingent Return	80%
S&P 500/Russell 2000 (Lesser of) 2-year Contingent Return with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Contingent Return	90%
S&P 500/Russell 2000 (Lesser of) 2-year Contingent Return with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Contingent Return	85%
S&P 500/Russell 2000 (Lesser of) 2-year Contingent Return with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Contingent Return	80%
S&P 500/Russell 2000 (Lesser of) 3-year Contingent Return with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	3%	Minimum Contingent Return	90%
S&P 500/Russell 2000 (Lesser of) 3-year Contingent Return with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	3%	Minimum Contingent Return	85%
S&P 500/Russell 2000 (Lesser of) 3-year Contingent Return with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	3%	Minimum Contingent Return	80%
S&P 500 1-year Contingent Return with -30% Trigger§	S&P 500	Market Index	1 year	Contingent Return Point-to-Point with a Trigger	-30%	Trigger	1%	Minimum Contingent Return	100%
S&P 500/Russell 2000 (Lesser of) 1-year Contingent Return with -30% Trigger§	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Contingent Return Point-to-Point with a Trigger	-30%	Trigger	1%	Minimum Contingent Return	100%
Income Choice Indexed Accounts
S&P 500 1-year Income Choice with -10% Buffer§	S&P 500	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-10%	Buffer	1%	Minimum Annualized Income Rate	90%

For Contracts with applications signed prior to May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Income Choice Indexed Accounts-continued
S&P 500 1-year Income Choice with -15% Buffer§	S&P 500	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-15%	Buffer	1%	Minimum Annualized Income Rate	85%
S&P 500 1-year Income Choice with -20% Buffer§	S&P 500	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-20%	Buffer	1%	Minimum Annualized Income Rate	80%
S&P 500 1-year Income Choice with -25% Buffer§	S&P 500	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-25%	Buffer	1%	Minimum Annualized Income Rate	75%
S&P 500/Russell 2000 (Lesser of) 1-year Income Choice with -10% Buffer§	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-10%	Buffer	1%	Minimum Annualized Income Rate	90%
S&P 500/Russell 2000 (Lesser of) 1-year Income Choice with -15% Buffer§	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-15%	Buffer	1%	Minimum Annualized Income Rate	85%
S&P 500/Russell 2000 (Lesser of) 1-year Income Choice with -20% Buffer§	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-20%	Buffer	1%	Minimum Annualized Income Rate	80%
S&P 500/Russell 2000 (Lesser of) 1-year Income Choice with -25% Buffer§	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-25%	Buffer	1%	Minimum Annualized Income Rate	75%
Annual Fee (Reduction Rate) Indexed Accounts
Nasdaq 100 6-year with Annual Fee and -10% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Nasdaq 100 6-year with Annual Fee and -15% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Nasdaq 100 6-year with Annual Fee and -25% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Russell 2000 6-year with Annual Fee and -10% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Russell 2000 6-year with Annual Fee and -15% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Russell 2000 6-year with Annual Fee and -25% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate

For Contracts with applications signed prior to May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Annual Fee (Reduction Rate) Indexed Accounts-continued
S&P 500 6-year with Annual Fee and -10% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
S&P 500 6-year with Annual Fee and -15% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
S&P 500 6-year with Annual Fee and -25% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Annual Fee (Reduction Rate) Plus Indexed Accounts
Nasdaq 100 3-year with Annual Fee Plus and -15% Buffer	Nasdaq 100	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
Nasdaq 100 6-year with Annual Fee Plus and -10% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Nasdaq 100 6-year with Annual Fee Plus and -15% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Nasdaq 100 6-year with Annual Fee Plus and -25% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Russell 2000 3-year with Annual Fee Plus and -15% Buffer	Russell 2000	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
Russell 2000 6-year with Annual Fee Plus and -10% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Russell 2000 6-year with Annual Fee Plus and -15% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate

For Contracts with applications signed prior to May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Annual Fee (Reduction Rate) Plus Indexed Accounts-continued
Russell 2000 6-year with Annual Fee Plus and -25% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
S&P 500 1-year with Annual Fee Plus and -10% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	95%
							100%	Minimum Upside Participation
							5%	Maximum Total Reduction Rate
S&P 500 3-year with Annual Fee Plus and -15% Buffer	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
S&P 500 6-year with Annual Fee Plus and -10% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
S&P 500 6-year with Annual Fee Plus and -15% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
S&P 500 6-year with Annual Fee Plus and -25% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
*
Each of the Indexes is a “price return index,” not a “total return” Index, and therefore does not reflect dividends paid on the securities composing Index. Additionally, the iShares U.S. Real Estate ETF deducts underlying fund fees or expenses when calculating performance. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
†
Not available for Contracts issued in Oregon
§
Not available for Contracts issued in Missouri
We will not offer Indexed Accounts with Caps, Contingent Returns, or Annualized Income Rates below 0.25%; Upside Participation Rates below 100%; or Total Reduction Rates above 30%.
We guarantee that the S&P 500 1-year with -10% Buffer Indexed Account will always be available with a Guaranteed Minimum Cap of 2%.  In such case, if You invest in this Indexed Account with a -10% Buffer and hold the Segment until the maturity date, You could lose up to 90% of Your investment, including any prior earnings, due to negative Index performance. There is no guarantee the Contract will offer any indexed accounts that limit Index loss other than the S&P 500 1 year with -10% Buffer Indexed Account. Without downside protection there is risk of loss of the entire amount invested. See “Investment Options – Discontinuation and Substitution of Indexes and Indexed Accounts” for more information.

The following is a list of Fixed Option(s) currently available under the Contract. We may change the features of the Fixed Options listed below or terminate existing Fixed Options. We will provide you with written notice before doing so. See “Investment Options – Interim Account” for more information.
Note: If amounts are withdrawn from a Fixed Option before the end of its term, we will not apply a contract adjustment.
Name	Contract Issue Year:	Minimum Guaranteed Interest Rate
Interim Account	2026	2.40%
	2025	2.65%
	2024	3.00%

The prospectus and Statement of Additional Information (SAI) include additional information about the Contract. The prospectus and SAI, dated the same date as this summary prospectus, are incorporated by reference. The prospectus and SAI are available, without charge, upon request. For a free copy of the prospectus, SAI, or for more information about the Contract, call us at 1-800-862-7919, visit our website at riversource.com/annuities or write to us at: 70100 Ameriprise Financial Center Minneapolis, MN 55474.

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-862-7919
USP9119_12_E01_(05/26)
Reports and other information about RiverSource Life Insurance Company are available on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier: C000258502
©2008-2026 RiverSource Life Insurance Company. All rights reserved.